Property and equipment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	€ 21,530,680	€ 16,835,608
Property, plant and equipment at end of period	23,042,452	21,530,680
Impairment losses	0	0
Subsequent reversal of impairment losses	0	0
Gross carrying amount
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	41,279,139	32,744,770
Additions	6,017,660	8,805,603
Acquisition of a subsidiary		70,533
Disposals	(279,340)	(712,560)
Foreign currency effect	1,461,656	370,792
Property, plant and equipment at end of period	48,479,115	41,279,139
Accumulated amortization
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	(19,748,458)	(15,909,161)
Depreciation charge for the year	(5,706,026)	(4,365,939)
Disposals	17,822	526,642
Property, plant and equipment at end of period	(25,436,662)	(19,748,458)
Buildings
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	9,862,313	8,929,306
Property, plant and equipment at end of period	8,123,860	9,862,313
Buildings | Gross carrying amount
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	15,645,939	12,552,757
Additions	478,468	3,099,403
Disposals		(85,605)
Foreign currency effect	480,477	79,384
Property, plant and equipment at end of period	16,604,885	15,645,939
Buildings | Accumulated amortization
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	(5,783,626)	(3,623,451)
Depreciation charge for the year	(2,697,399)	(2,160,175)
Property, plant and equipment at end of period	(8,481,025)	(5,783,626)
Technical Equipment and Machines
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	8,726,867	4,170,841
Property, plant and equipment at end of period	10,019,763	8,726,867
Technical Equipment and Machines | Gross carrying amount
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	19,271,001	13,440,143
Additions	2,101,790	1,645,503
Transfers	523,553	4,306,247
Acquisition of a subsidiary		2
Disposals	(104,246)	(348,494)
Foreign currency effect	783,342	227,601
Property, plant and equipment at end of period	22,575,440	19,271,001
Technical Equipment and Machines | Accumulated amortization
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	(10,544,134)	(9,269,302)
Transfers	94,342
Depreciation charge for the year	(2,124,970)	(1,622,416)
Disposals	19,084	347,584
Property, plant and equipment at end of period	(12,555,678)	(10,544,134)
Factory, Office, Other Equipment and Leasehold Improvements
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	2,561,371	1,628,508
Property, plant and equipment at end of period	3,167,344	2,561,371
Factory, Office, Other Equipment and Leasehold Improvements | Gross carrying amount
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	5,967,327	4,630,172
Additions	1,233,728	1,455,496
Transfers	194,425	24,645
Acquisition of a subsidiary		70,531
Disposals	(381)	(278,460)
Foreign currency effect	157,463	64,942
Property, plant and equipment at end of period	7,552,561	5,967,327
Factory, Office, Other Equipment and Leasehold Improvements | Accumulated amortization
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	(3,405,955)	(3,001,665)
Transfers	(94,342)
Depreciation charge for the year	(883,658)	(583,348)
Disposals		179,058
Disposals Adjustment	(1,261)
Property, plant and equipment at end of period	(4,385,216)	(3,405,955)
Assets Under Construction
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	380,128	2,106,954
Property, plant and equipment at end of period	1,731,484	380,128
Assets Under Construction | Gross carrying amount
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	394,871	2,121,698
Additions	2,203,673	2,605,201
Transfers	(717,978)	(4,330,892)
Disposals	(174,713)	(1)
Foreign currency effect	40,374	(1,135)
Property, plant and equipment at end of period	1,746,227	394,871
Assets Under Construction | Accumulated amortization
Changes in property, plant and equipment
Property, plant and equipment at beginning of period	(14,744)	(14,744)
Property, plant and equipment at end of period	€ (14,744)	€ (14,744)